SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Property and equipment are presented at cost less accumulated depreciation. Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Research equipment and software	25-33
Furniture and office equipment	7
Leasehold improvements	Over the lease period

SCHEDULE OF FINANCIAL ASSETS FAIR VALUE MEASUREMENT

The following tables summarizes the Company’s financial assets subject to fair value measurement and the level of inputs used in such measurements as of September 30, 2023 and December 31, 2022:

	As of September 30, 2023
	Total	Level 1	Level 2	Level 3

Marketable securities:
U.S. treasury securities	$6,220	$6,220	$-	$-
Money market mutual funds	598	598	-	-
	$6,818	$6,818	$-	$-

	As of December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash equivalents:
U.S. treasury securities	$1,247	$1,247	$-	$-

Marketable securities:
U.S. treasury securities	$3,761	$3,761	$-	$-
Money market mutual funds	1,999	1,999	-	-
	$5,760	$5,760	$-	$-